SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Investments in Subsidiaries) (Details)	Sep. 30, 2018 shares
Green Standard Technologies Enterprise, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%	[1]
Registered Capital	100	[1]
Syndicore Asia Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%	[1]
Registered Capital	1	[1]
Z-Line International E-Commerce Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	55.00%	[2]
Registered Capital	8,000,000	[2]
Hunan Syndicore Asia Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%	[3]
Registered Capital	10,000,000	[3]

[1]	Wholly owned subsidiary of ZZLL
[2]	55% owned subsidiary of Syndicore Asia Limited
[3]	Wholly owned subsidiary of Syndicore Asia Limited